Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of classification of provisions

	As of December 31, 2021	As of December 31, 2020
Noncurrent
Well plugging and abandonment	28,920	23,349
Environmental remediation	737	560

Total noncurrent	29,657	23,909

	As of December 31, 2021	As of December 31, 2020
Current
Well plugging and abandonment	1,876	584
Environmental remediation	862	1,141
Contingencies	142	359

Total current	2,880	2,084

Summary of movements in provision
Below are the changes in the provision for well plugging and abandonment for the year:

	As of December 31, 2021	As of December 31, 2020

Amounts at beginning of year	23,933	21,748
Discount for well plugging and abandonment (Note 11.3)	2,546	2,584
Increase / (Decrease) in the change in capitalized estimates (Note 13)	2,112	(366)
Decrease from transfer of interest in CASO (Note 1.3)	(630)	—
Increase from acquisition of AFBN assets (Note 1.5)	2,773	—
Foreign exchange differences	62	(33)

Amounts at end of year	30,796	23,933

F-73
Below are the changes in the provision for environmental remediation for the year:

	As of December 31, 2021	As of December 31, 2020

Amounts at beginning of year	1,701	2,499
Increases (Note 10.2)	1,029	463
Foreign exchange differences	(1,131)	(1,261)

Amounts at end of year	1,599	1,701

22.3 Provision for contingencies
Below are the changes in the provision for contingencies for the year:

	As of December 31, 2021	As of December 31, 2020

Amounts at beginning of year	359	322
Increases (Note 10.2)	652	267
Foreign exchange differences	(345)	(230)
Amounts incurred for payments	(524)	—

Amounts at end of year	142	359